Note 9 - Stock Based Compensation - Stock Option Activity (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Shares Outstanding (in shares)	1,305,000	1,305,000	1,205,000	1,205,000
Outstanding, weighted average exercise price (in dollars per share)	$ 8.29	$ 8.29	$ 8.70	$ 8.70
Outstanding, weighted average contractual term (Year)	219 days	328 days	1 year 182 days	1 year 182 days
Outstanding, aggregate intrinsic value	$ 431,200